UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
(Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)                                       (Zip code)

A. Vason Hamrick
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: August 31

Date of reporting period: May 31, 2011

ITEM 1.  SCHEDULE OF INVESTMENTS

ROUMELL OPPORTUNISTIC VALUE FUND

Schedule of Investments
(Unaudited)

As of May 31, 2011
			Shares	Cost	Value (Note 1)

COMMON STOCKS - 45.20%

Consumer Discretionary - 2.28%
*	Skechers U.S.A., Inc.		11,690	$220,549	$204,341
					204,341
Financials - 6.39%
*	American Safety Insurance Holdings Ltd.		11,340	218,374	210,244
	Ellington Financial LLC		11,540	259,033	253,534
	Tower Group, Inc.		4,500	105,995	109,350
					573,128
Health Care - 1.72%
	Merck & Co., Inc.		4,200	135,416	154,230
					154,230
Industrials - 4.43%
*	Tecumseh Products Co.		38,300	373,266	397,554
					397,554
Information Technology - 30.38%
	Cisco Systems, Inc.		17,340	307,478	291,312
*	DSP Group, Inc.		54,200	421,676	447,692
*	Gilat Satellite Networks, Ltd.		65,330	288,039	300,518
	Hewlett-Packard Co.		6,980	260,434	260,434
*	QAD, Inc. - Cl. A		19,990	205,549	215,892
*	QAD, Inc. - Cl. B		9,500	99,599	98,420
*	Seachange International, Inc.		9,700	89,775	109,222
*	Sierra Wireless, Inc.		25,820	279,417	316,295
	Tellabs, Inc.		6,540	39,485	29,888
*	Transact Technologies, Inc.		56,990	635,771	655,385
					2,725,058

	Total Common Stocks (Cost $3,939,857)				4,054,311

			Interest	Maturity
		Principal	Rate	Date
CORPORATE BONDS - 13.13%
*	Comstock Resources, Inc.	$ 200,000	7.750%	4/1/2019	203,000
*	Geokinetics Holdings USA, Inc.	300,000	9.750%	12/15/2014	293,250
*	Goodrich Petroleum Corp.	150,000	8.875%	3/15/2019	151,125
*	Solo Cup Co.	115,000	10.500%	11/1/2013	119,888
*	Stonemor Operating LLC	300,000	10.250%	12/1/2017	308,625
*	Stone Energy Corp.	50,000	6.750%	12/15/2014	49,875
*	SUPERVALU, Inc.	50,000	7.500%	11/15/2014	51,125

	Total Corporate Bonds (Cost $1,174,292)				1,176,888

					(Continued)

ROUMELL OPPORTUNISTIC VALUE FUND

Schedule of Investments
(Unaudited)

As of May 31, 2011
	Shares	Cost	Value (Note 1)

EXCHANGE TRADED PRODUCT - 1.44%
American Select Portfolio	11,900	$122,020	$129,353

Total Exchange Traded Product (Cost $122,020)			129,353

INVESTMENT COMPANY - 40.99%
§	BlackRock Liquidity Funds Treasury Trust Fund, 0.00%	3,676,418	3,676,418

Total Investment Company (Cost $3,676,418)			3,676,418

Total Value of Investments (Cost $8,912,587) - 100.76%			$9,036,970

Liabilities in Excess of Other Assets - (0.76)%			(68,000)

Net Assets - 100%			$8,968,970

* Non-income producing investment	LLC - Limited Liability Company
§ Represents 7 day effective yield

Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation			$187,769
Aggregate gross unrealized depreciation			(63,386)

Net unrealized appreciation			$124,383

Summary of Investments by Sector
	% of Net
Sector	Assets	Value
Consumer Discretionary	2.28%	$204,341
Financials	6.39%	573,128
Health Care	1.72%	154,230
Industrials	4.43%	397,554
Information Technology	30.38%	2,725,058
Corporate Bonds	13.13%	1,176,888
Exchange Traded Product	1.44%	129,353
Investment Company	40.99%	3,676,418
Total	100.76%	$9,036,970

			(Continued)

ROUMELL OPPORTUNISTIC VALUE FUND

Schedule of Investments
(Unaudited)

As of May 31, 2011

Note 1 - Investment Valuation

The Fund’s investments in securities are carried at value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined  in   good  faith   under  policies  approved   by the   Trustees.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$ 4,054,311	$ 4,054,311	$ -	$ -
Corporate Bonds	1,176,888	-	1,176,888	-
Exchange Traded Product	129,353	129,353	-	-
Investment Company	3,676,418	-	3,676,418	-
Total	$ 9,036,970	$ 4,183,664	$ 4,853,306	$ -

ITEM 2.  CONTROLS AND PROCEDURES

(a)
The Principal Executive Officer and Principal Financial Officers have concluded that the registrant’s disclosure controls and procedures are effective based on his evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Starboard Investment Trust

By: (Signature and Title)	/s/ James C. Roumell
James C. Roumell President and Principal Executive Officer Roumell Opportunistic Value Fund
Date: July 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ James C. Roumell
James C. Roumell President and Principal Executive Officer Roumell Opportunistic Value Fund
Date: July 26, 2011

By: (Signature and Title)	/s/ Craig L. Lukin
Craig L. Lukin Treasurer and Principal Financial Officer Roumell Opportunistic Value Fund
Date: July 26, 2011